Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (5,144)	$ (18,129)	$ (31,370)
Change in intent write-downs	(310)	(1,449)	(11,226)
Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales	9,230	38,631	39,937
Valuation of derivative instruments	13,966	16,552	(37,932)
Settlements of derivative instruments	1	(1,456)	(5,112)
EMA limited partnership income		8,758	(146)
Realized capital gains and losses	$ 17,743	$ 42,907	$ (45,849)